Intangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Number of business segments	4	4
Assumed market share percentage at year six and onwards	17.00%
Discount rate was computed by using CAPM	7.10%
Discount rate from bank	7.20%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%
Individual Business Segment | Citibank Chile
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)	$ 12,576